Consolidated Statements of Changes in Shareholders' (Deficit) Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	TYT Company [Member] CNY (¥)	TYT Company [Member] USD ($)	Common Class A [Member] USD ($) shares	Common Class B [Member] shares	Common Stock [Member] Common Class A [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] CNY (¥) shares	Treasury shares [Member] CNY (¥) shares	Additional Paid in Capital [Member] CNY (¥)	Additional Paid in Capital [Member] TYT Company [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Subscription Receivables [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)	Total [Member] CNY (¥)	Total [Member] TYT Company [Member] CNY (¥)	Non— controlling interests [Member] CNY (¥)	Non— controlling interests [Member] TYT Company [Member] CNY (¥)
Beginning balance at Dec. 31, 2020	¥ (8,483,721)						¥ 233	¥ 63		¥ 3,809,060		¥ (13,365,806)	¥ 0	¥ 1,072,307	¥ (8,484,143)		¥ 422
Beginning balance (Shares) at Dec. 31, 2020 | shares							3,517,944,736	963,610,653
Net income (loss)	(3,654,528)											(3,654,448)			(3,654,448)		(80)
Exercise of stock options granted to employees	¥ 4,993						¥ 23	¥ 33		4,937					4,993
Exercise of stock options granted to employees (Shares) | shares	866,230,796	866,230,796			351,972,260	514,258,536	351,972,260	514,258,536
Accretion of convertible redeemable preferred shares	¥ (518,432)									(518,432)					(518,432)
Modifications to share options	209,311									209,311					209,311
Share-based compensation	3,628,598									3,628,598					3,628,598
Repurchase of shares	¥ (1,665,018)						¥ (12)	¥ (11)		(1,664,995)					(1,665,018)
Repurchase of shares (Shares) | shares	177,267,715	177,267,715					(177,267,715)	(169,834,500)
Capital contribution from non-controlling interests shareholders	¥ 73,500																73,500
Foreign currency translation adjustments	(533,657)													(533,657)	(533,657)
Repurchase of convertible redeemable preferred shares	(877,732)									(877,732)					(877,732)
Issuance of ordinary shares for initial public offering ("USIPO"), net of issuancecost of RMB31,785	11,059,043						¥ 120			11,058,923					11,059,043
Issuance of ordinary shares for initial public offering ("USIPO"), net of issuancecost of RMB31,785 (Shares) | shares							1,860,526,314
Ordinary shares reclassification							¥ (133)	¥ 133
Ordinary shares reclassification (Shares) | shares							(2,013,034,312)	2,013,034,312
Conversion of convertible redeemable preferred shares to ordinary shares upon USIPO	32,286,930						¥ 967			33,596,103			(1,310,140)		32,286,930
Conversion of convertible redeemable preferred shares to ordinary shares upon USIPO (Shares) | shares							14,965,476,285	2,721,822
Decrease of non-controlling interest from disposal of a subsidiary	(401)																(401)
Cancellation of ordinary shares	0						¥ 0								0
Cancellation of ordinary shares (Shares) | shares							(60)
Adjustment attributable to redeemable non-controlling interests	0
Ending balance at Dec. 31, 2021	31,528,886						¥ 1,198	¥ 218		49,245,773		(17,020,254)	(1,310,140)	538,650	31,455,445		73,441
Ending balance (Shares) at Dec. 31, 2021 | shares							18,505,617,508	3,323,790,823
Net income (loss)	411,900											411,361			411,361		539
Exercise of stock options granted to employees	¥ 21						¥ 7	¥ 14							21
Exercise of stock options granted to employees (Shares) | shares	318,299,998	318,299,998			112,209,998	206,090,000	112,209,998	206,090,000
Share-based compensation	¥ 919,255									919,255					919,255
Repurchase of shares	(1,080,270)						¥ (17)	¥ (6)		(1,080,247)					(1,080,270)
Repurchase of shares (Shares) | shares							(259,805,836)	(91,165,500)
Foreign currency translation adjustments	1,956,020													1,956,020	1,956,020
Ordinary shares reclassification							¥ 71	¥ (71)
Ordinary shares reclassification (Shares) | shares							1,121,670,655	(1,121,670,655)
Cancellation of ordinary shares	0						¥ 0								0
Cancellation of ordinary shares (Shares) | shares							(79)
Settlement of Shareholder loan							¥ (37)			(1,326,603)			1,310,140	16,500
Settlement of Shareholder loan (Shares) | shares							(560,224,090)
Reclassification from non-controlling interests to redeemable non-controlling interests	(73,980)																(73,980)
Adjustment attributable to redeemable non-controlling interests	(4,599)											(4,599)			(4,599)
Ending balance at Dec. 31, 2022	33,657,233						¥ 1,222	¥ 155	¥ 0	47,758,178		(16,613,492)	¥ 0	2,511,170	33,657,233		0
Ending balance (Shares) at Dec. 31, 2022 | shares							18,919,468,156	2,317,044,668	0
Net income (loss)	2,227,093											2,228,345		0	2,228,345		(1,252)
Exercise of stock options granted to employees	9						¥ 9								9
Exercise of stock options granted to employees (Shares) | shares					131,869,359		131,869,359
Share-based compensation	441,827									441,827					441,827
Repurchase of shares	(1,086,102)				$ (147,689)		¥ (1)		¥ (1,047,485)	(38,616)					(1,086,102)
Repurchase of shares (Shares) | shares					455,039,640		(469,206,520)		455,039,640
Capital contribution from non-controlling interests shareholders	6,000																6,000
Foreign currency translation adjustments	386,701													386,701	386,701
Ordinary shares reclassification							¥ 13	¥ (13)
Ordinary shares reclassification (Shares) | shares							185,179,040	(185,179,040)
Cancellation of ordinary shares							¥ (14)		¥ 439,368	(439,354)
Cancellation of ordinary shares (Shares) | shares							(77)		(201,197,520)
Adjustment attributable to redeemable non-controlling interests	(15,457)	$ (2,177)										(15,457)			(15,457)
Vesting of restricted shares of TYT			¥ 8,050	$ 1,134							¥ (8,050)					¥ (8,050)		¥ 8,050
Ending balance at Dec. 31, 2023	¥ 35,617,304	$ 5,016,593					¥ 1,229	¥ 142	¥ (608,117)	¥ 47,713,985		¥ (14,400,604)		¥ 2,897,871	¥ 35,604,506		¥ 12,798
Ending balance (Shares) at Dec. 31, 2023 | shares							18,767,309,958	2,131,865,628	253,842,120